Long Term Debt (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
Long term debt		$ 38,925	$ 55,537
Less current maturities	(14,972)	(16,650)	(20,112)
Total long term debt	28,000	22,275	35,425
Senior secured note due 2015 [Member]
Debt Instrument [Line Items]
Long term debt		29,425	38,325
Unsecured seller note due 2012 [Member]
Debt Instrument [Line Items]
Long term debt			9,837
Unsecured seller note due 2012 [Member]
Debt Instrument [Line Items]
Long term debt			1,375
Unsecured seller note due 2013 [Member]
Debt Instrument [Line Items]
Long term debt		6,000	6,000
Unsecured promissory notes due 2013 [Member]
Debt Instrument [Line Items]
Long term debt		$ 3,500